Submission	May 14, 2026
Submission [Line Items]
Central Index Key	0000004127
Registrant Name	SKYWORKS SOLUTIONS, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES